REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET - Summary of Contract with Customer Liability Recognized (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET
Revenue recognized from amounts included in contract liabilities at the beginning of the period	¥ 139,661	$ 20,851	¥ 46,123	¥ 160,377	$ 22,545	¥ 78,808